UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2013

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 83.3%
Alabama - 0.8%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$7,927,800
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	513,820	(a)(b)
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	11,855,000	12,146,159

Total Alabama				20,587,779

Alaska - 0.5%
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,528,905
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,669,800

Total Alaska				13,198,705

Arizona - 0.9%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,185,340
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,274,962
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,298,860

Total Arizona				21,759,162

California - 10.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	2.000%	7/1/13	275,000	276,097
Episcopal Senior Communities	2.000%	7/1/14	335,000	338,675
Episcopal Senior Communities	3.000%	7/1/15	410,000	425,068
Episcopal Senior Communities	3.000%	7/1/16	800,000	825,664
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,677,242
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.800%	10/1/19	5,000,000	5,002,900	(a)
California Health Facilities Financing Authority Revenue:
Adventist Health System	5.000%	3/1/13	2,000,000	2,006,480
Providence Health & Services System	5.250%	10/1/13	500,000	516,095
California Infrastructure & Economic Development Bank Revenue, J. Paul Getty Trust	2.500%	4/1/13	5,000,000	5,018,100	(a)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/14	9,250,000	9,782,430
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,705,320
California State Economic Recovery, GO	5.000%	7/1/14	10,000,000	10,628,000	(a)
California State PCFA, Solid Waste Disposal Revenue, Republic Services Inc.	1.000%	5/1/13	67,000,000	67,000,000	(a)(c)
California State, GO	4.000%	9/1/17	1,500,000	1,706,385
California State, GO	5.000%	9/1/17	5,000,000	5,911,300
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,180,000	2,226,630
FHA, Methodist Hospital Project	5.500%	2/1/14	1,785,000	1,856,793
Kaiser Permanente	5.000%	5/1/17	11,565,000	13,410,362	(a)
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	20,347,000
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	804,953
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,102,090
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	15,728,768
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,287,367

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	$9,000,000	$10,341,450
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,146,281
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,584,108
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	5.000%	2/7/13	4,000,000	4,001,080	(a)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,138,672
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	4,002,243
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,809,350	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,579,175	(c)
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,627,510
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,686,441
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,483,518
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/13	800,000	814,328
Procter & Gamble Project	5.000%	7/1/14	650,000	685,159
Procter & Gamble Project	5.000%	7/1/15	875,000	950,547
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,116,470
Sacramento, CA, USD, COP, AGM	3.100%	3/1/14	8,410,000	8,452,807	(a)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,191,250
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,276,337
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,120,320
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,730,258
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,171,999
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,318,800
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,479,245

Total California				258,291,067

Colorado - 1.2%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,249,340	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,550,000	1,608,171	(a)
Catholic Health Initiatives	5.250%	11/12/13	450,000	467,249	(a)(b)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,398,000	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,699,600	(a)
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,065,990
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,106,160
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,132,410

Total Colorado				28,726,920

Connecticut - 2.7%
Connecticut State, HEFA Revenue:
Connecticut State University	5.000%	11/1/16	1,195,000	1,361,929
Connecticut State University	5.000%	11/1/17	1,260,000	1,473,557
Connecticut State, GO	0.630%	4/15/16	4,300,000	4,331,175	(d)
Connecticut State, GO	0.530%	9/15/16	2,000,000	2,006,820	(d)
Connecticut State, GO	0.780%	4/15/17	4,000,000	4,050,920	(d)
Connecticut State, GO	0.620%	9/15/17	5,000,000	5,024,050	(d)
Connecticut State, GO	0.750%	9/15/17	3,000,000	3,012,840	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Connecticut State, HEFA Revenue, Yale University	4.000%	2/7/13	$8,400,000	$8,401,764	(a)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,265,085	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,839,889	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,825,458	(c)
Connecticut, State Development Authority, PCR, Connecticut Light & Power Co. Project	1.250%	9/3/13	30,000,000	30,164,400	(a)
West Haven, CT, GO:
AGM	3.000%	8/1/15	500,000	511,100
AGM	5.000%	8/1/16	1,095,000	1,194,722

Total Connecticut				67,463,709

District of Columbia - 0.2%
District of Columbia Housing Finance Agency, MFH Revenue, WDC I Limited Partnership Development, LOC-SunTrust Bank	0.230%	12/1/32	4,095,000	4,095,000	(c)(d)

Florida - 6.7%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,225,020
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,556,988
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,000,000	10,954,600
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	25,367,250
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	671,341
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,191,433
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,128,790
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,244,433	(a)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	22,523,569
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	3,963,729
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,270,220
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,264,850
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	3,125,000	3,358,938	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,967,053	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,100,630	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	2.000%	7/1/13	4,135,000	4,157,205
Assured Guaranty	3.000%	7/1/14	5,315,000	5,450,904
Assured Guaranty	3.000%	7/1/15	2,120,000	2,230,367
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,770,727
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,455,750	(a)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,281,300
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition	4.000%	4/1/13	1,190,000	1,196,212
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,251,537
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,307,234
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	0.650%	7/1/13	2,000,000	1,999,020	(a)
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,701,369
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,401,688

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	$1,990,000	$2,096,385
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,470,000	1,531,916	(e)
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,565,000	1,629,572	(e)
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,630,000	1,684,344	(e)

Total Florida				164,934,374

Georgia - 2.3%
Burke County, GA, Development Authority Revenue, Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,140,700	(a)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,173,250	(a)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,200,000	19,497,024	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,443,246
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,597,692
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,268,430

Total Georgia				57,120,342

Hawaii - 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,042,960
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,461,438
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	460,444

Total Hawaii				2,964,842

Illinois - 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,385,973
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,216,160	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,324,717
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,145,020	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,284,280	(a)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,649,720	(a)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,765,850
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,612,680
Illinois State, GO	5.000%	1/1/15	45,000,000	48,291,300

Total Illinois				95,675,700

Indiana - 3.3%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,143,760
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	11,007,447
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,449,659	(a)
Indiana Health Facility Financing Authority Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Ascencion Health	5.000%	7/28/16	$4,000,000	$4,529,800	(a)
Ascension Health	4.000%	6/1/16	21,000,000	22,973,790	(a)
Indiana State Finance Authority, EDR:
Republic Services Inc. Project	0.430%	3/1/13	5,000,000	5,000,050	(a)
Republic Services Inc. Project	0.530%	3/1/13	9,350,000	9,350,094	(a)(c)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,013,460
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,280,539
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,663,474	(a)

Total Indiana				80,412,073

Kansas - 0.2%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	4,000,000	4,026,240	(a)

Kentucky - 0.6%
Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue:
Republic Services Inc.	0.530%	3/1/13	4,105,000	4,105,041	(a)(c)
Republic Services Inc. Project	0.430%	3/1/13	3,435,000	3,435,034	(a)
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,136,506
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,238,064
Russell, KY, Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/15	300,000	319,131

Total Kentucky				14,233,776

Louisiana - 0.2%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,791,545
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,587,465
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	413,970
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	736,774

Total Louisiana				4,529,754

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,258,866	(c)

Massachusetts - 3.0%
Massachusetts State DFA Revenue:
Avon Associates LLC Project	4.000%	4/1/13	950,000	954,227
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	952,863
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	1,029,636
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,097,051
Massachusetts State Port Authority Revenue	5.000%	7/1/13	2,500,000	2,544,275	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,276,950	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,319,572	(c)
Massachusetts State, GO	0.350%	2/1/14	21,500,000	21,515,695	(d)
Massachusetts State, GO:
Consol Loan	0.440%	1/1/17	20,000,000	19,984,600	(d)
Consolidated Loan	0.480%	9/1/14	15,000,000	15,036,900	(d)

Total Massachusetts				72,711,769

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 4.1%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	$1,275,000	$1,386,129
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,227,180
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,840,350
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	25,098,060
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/13	2,430,000	2,474,445
Facilities Program	4.000%	10/15/14	2,915,000	3,082,846
Facilities Program	4.000%	10/15/15	2,030,000	2,195,993
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,956,515
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,425,830
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,056,315
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	11,743,380	(a)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,277,021
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	3,015,074	(c)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	30,835,243	(c)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	2,100,000	2,165,919

Total Michigan				99,780,300

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,559,752
Essentia Health Care	5.000%	2/15/15	1,340,000	1,445,069

Total Minnesota				5,004,821

Missouri - 0.0%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	508,025
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	708,743	(a)(c)

Total Missouri				1,216,768

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,555,602

Nevada - 0.1%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,449,476	(f)

New Jersey - 5.5%
Hudson County, NJ, Improvement Authority Revenue, BAN	1.500%	8/7/13	7,500,000	7,537,725
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,226,760
School Facilities	5.000%	9/1/15	3,000,000	3,328,260
School Facilities	5.000%	9/1/16	4,605,000	5,261,995
School Facilities Construction	5.000%	12/15/13	2,000,000	2,081,840	(f)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
School Facilities Construction	5.000%	12/15/14	$2,000,000	$2,170,800
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,393,890
Catholic Health East	5.000%	11/15/14	4,710,000	4,997,168
New Jersey State EDA Revenue	5.000%	6/15/13	3,000,000	3,047,850
New Jersey State EDA Revenue	5.000%	6/15/14	4,000,000	4,217,960
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,583,650
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,823,320
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,000,000	4,114,720	(c)
School Facilities Construction	5.000%	3/1/19	10,000,000	11,940,700
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,143,140
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,428,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	4,888,863
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,966,425
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	4.000%	6/15/18	5,000,000	5,641,500
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,210,450
New Jersey State Turnpike Authority Revenue	0.850%	12/22/14	32,500,000	32,600,100	(a)(g)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,713,240
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	707,759
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	858,522

Total New Jersey				133,884,987

New Mexico - 0.2%
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,043,040	(a)(c)

New York - 8.2%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,568,525
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,514,002
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	948,436
YMCA of Greater New York Project	5.000%	8/1/17	660,000	759,917
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	759,583
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,178,000	(a)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	512,798
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,381,850
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,478,605
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,081,300
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	791,682
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,337,240
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/13	1,000,000	1,014,160	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/14	1,750,000	1,823,115	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,129,500	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,755,751	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	$3,170,000	$3,282,535
Future Tax Secured	5.000%	11/1/13	830,000	859,465	(f)
Future Tax Secured	5.000%	11/1/14	20,935,000	22,632,410
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,134,340
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,146,000	(a)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,175,847
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,304,500
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	0.550%	7/1/13	3,250,000	3,248,407	(a)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	36,217,170
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,170,862
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,115,013
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,173,505
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,241,913
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	4,290,000	4,325,092
Suffolk County, NY, GO, TAN	2.000%	8/14/13	50,000,000	50,384,500
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	21,620,600	(a)

Total New York				202,066,623

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.840%	12/1/17	5,000,000	5,006,250	(a)

North Dakota - 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,113,040	(a)(c)

Ohio - 3.4%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,564,191
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,185,210
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,644,620
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,828,451	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,178,200	(a)
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,256,500	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,875,530	(a)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,937,532
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,216,060
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,523,322
Ohio State Solid Waste Revenue, Republic Services Inc. Project	0.430%	3/1/13	3,375,000	3,375,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Ohio State University Revenue	5.000%	12/1/14	$6,605,000	$7,167,416
Ohio State University Revenue	5.000%	12/1/14	395,000	428,409	(f)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,194,888	(a)
Waste Management Inc. Project	0.600%	7/1/13	2,000,000	1,999,340	(a)

Total Ohio				84,374,669

Oklahoma - 0.1%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,703,502
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,685,685

Total Oklahoma				3,389,187

Oregon - 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,266,050	(a)
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,109,540
Oregon State Facilities Authority Revenue:
Legacy Health System	5.000%	3/15/13	1,000,000	1,005,010
Legacy Health System	5.000%	3/15/14	750,000	783,315
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,121,430
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,158,380

Total Oregon				11,443,725

Pennsylvania - 7.3%
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,032,430
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,195,632
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,414,700	(a)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,051,690
Port District Project	5.000%	1/1/16	1,215,000	1,336,281
Port District Project	5.000%	1/1/17	2,100,000	2,359,245
Port District Project	5.000%	1/1/18	1,235,000	1,411,123
Port District Project	5.000%	1/1/19	3,490,000	4,047,423
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,028,720
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,819,734
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	26,241,062	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	10,173,500
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	544,660	(c)
Amtrak Project	5.000%	11/1/16	325,000	360,939	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,173,555	(c)
Amtrak Project	3.000%	11/1/18	750,000	781,343	(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,600,630

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	$7,500,000	$8,814,600
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,665,280
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,275,999
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	789,705
Delware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	693,799
Delware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,100,040
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	320,277
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	285,506
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	604,643
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,249,463	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	998,800	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	623,606	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	998,530	(c)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,167,966
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.001%	12/1/17	14,000,000	14,002,940	(d)
SIFMA	0.001%	12/1/18	9,750,000	9,752,437	(d)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,056,790
Temple University Health System	5.000%	7/1/16	1,000,000	1,071,300
Temple University Health System	5.000%	7/1/17	1,000,000	1,081,080
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,654,800
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,197,247
Catholic Health East	4.000%	11/15/14	4,330,000	4,552,779
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,754,251	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,511,794
AGM	5.000%	11/1/17	4,875,000	5,638,084
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	2,887,584	(a)

Total Pennsylvania				179,321,967

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/17	5,000,000	5,437,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	3.000%	4/1/13	1,250,000	1,252,388
Ana G. Mendez University System Project	4.000%	4/1/14	1,000,000	1,023,290
Ana G. Mendez University System Project	5.000%	4/1/15	3,060,000	3,197,149

Total Puerto Rico				10,909,827

South Carolina - 1.0%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,149,040

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	$500,000	$538,305
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	563,470
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,751,655
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	9,226,320
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,477,840

Total South Carolina				23,706,630

Tennessee - 1.9%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	28,088,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,519,960
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,529,150
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,604,706

Total Tennessee				45,742,316

Texas - 9.2%
Clifton, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	1.950%	12/1/15	250,000	250,135
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,136,200
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,714,970
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,696,800
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,550,000	25,820,830	(a)
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,141,960
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,069,350	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	519,585
Harris County, TX, Revenue:
Toll Road	0.530%	8/15/15	3,715,000	3,721,501	(d)
Toll Road	0.630%	8/15/16	1,600,000	1,604,992	(d)
Toll Road	0.740%	8/15/16	10,000,000	10,014,000	(a)
Toll Road	0.730%	8/15/17	5,500,000	5,519,360	(d)
Toll Road	0.880%	8/15/18	4,500,000	4,516,650	(d)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,801,238	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,537,400	(c)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	4,088,824	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,165,200	(c)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,558,794	(c)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	10,477,070
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	116,662	(f)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services Inc. Project	1.000%	5/1/13	4,700,000	4,700,000	(a)(c)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	45,930,000	51,454,460
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,991,708
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,605,376

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	$4,000,000	$4,470,480
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	22,481,400
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,086,400	(a)

Total Texas				225,261,345

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/13	3,250,000	3,325,823
Senior Lien	5.000%	10/1/14	3,000,000	3,161,370
Subordinated Lien	5.000%	10/1/13	3,765,000	3,849,072
Subordinated Lien	5.000%	10/1/14	3,250,000	3,419,357

Total U.S. Virgin Islands				13,755,622

Utah - 0.8%
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,287,300
Utah State, GO	4.000%	7/1/13	10,000,000	10,155,200

Total Utah				20,442,500

Virginia - 1.2%
Henrico County, VA, EDA Revenue, Bon Secours Health System Inc.	4.000%	11/1/16	700,000	765,254
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	16,048,800
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,280,100	(a)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,639,930	(a)

Total Virginia				30,734,084

Washington - 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,353,220	(c)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,031,550
PeaceHealth	5.000%	11/1/14	1,550,000	1,657,709

Total Washington				9,042,479

West Virginia - 0.2%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,081,000	(a)(c)

Wisconsin - 0.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	859,507	(c)
Wisconsin HEFA, Health Care Facilities Revenue, Luther Hospital	4.000%	11/15/13	1,075,000	1,101,359
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	3,996,450
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,702,485

Total Wisconsin				7,659,801

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,007,276,442)				2,044,976,137

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 18.2%
California - 1.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.140%	7/1/38	$26,400,000	$26,400,000	(h)(i)

District of Columbia - 0.7%
District of Columbia Revenue, American University, LOC-JPMorgan Chase	0.120%	10/1/38	17,200,000	17,200,000	(h)(i)

Florida - 0.2%
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.240%	9/1/26	1,400,000	1,400,000	(h)(i)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.240%	12/1/23	5,000,000	5,000,000	(h)(i)

Total Florida				6,400,000

Georgia - 0.4%
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.290%	9/1/29	5,670,000	5,670,000	(h)(i)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.240%	2/1/29	3,600,000	3,600,000	(c)(h)(i)

Total Georgia				9,270,000

Illinois - 0.5%
Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.150%	1/1/34	11,800,000	11,800,000	(h)(i)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.290%	12/1/28	1,630,000	1,630,000	(c)(h)(i)

Total Illinois				13,430,000

Indiana - 0.3%
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.240%	12/1/27	3,200,000	3,200,000	(c)(h)(i)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.130%	2/1/35	3,400,000	3,400,000	(h)(i)

Total Indiana				6,600,000

Iowa - 0.1%
Iowa Finance Authority, IDR, PowerFilm Inc. Project, LOC-Bank of America N.A.	0.240%	6/1/28	1,670,000	1,670,000	(c)(h)(i)

Massachusetts - 0.1%
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.170%	1/1/35	1,700,000	1,700,000	(h)(i)
Partners Healthcare Systems, SPA-Bank of America	0.130%	7/1/40	175,000	175,000	(h)(i)

Total Massachusetts				1,875,000

Michigan - 0.1%
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.240%	12/1/27	2,755,000	2,755,000	(c)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.0%
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.240%	11/1/25	$525,000	$525,000	(c)(h)(i)

Nevada - 2.8%
Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local	0.160%	6/1/36	32,715,000	32,715,000	(h)(i)
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.160%	6/1/36	35,265,000	35,265,000	(h)(i)

Total Nevada				67,980,000

New Hampshire - 0.6%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	1.150%	11/1/20	14,000,000	14,000,000	(c)(h)(i)

New Jersey - 0.1%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.280%	11/1/33	3,200,000	3,200,000	(h)(i)

New York - 9.8%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.190%	4/1/35	62,850,000	62,850,000	(h)(i)
SPA-Dexia Credit Local	0.200%	8/1/28	12,800,000	12,800,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.200%	6/15/32	9,950,000	9,950,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.200%	6/15/33	55,110,000	55,110,000	(h)(i)
New York City, NY, TFA:
Future Tax Secured, Revenue, SPA-Dexia Credit Local	0.200%	8/1/22	32,000,000	32,000,000	(h)(i)
Future Tax Secured, SPA-Citibank N.A.	0.140%	8/1/31	100,000	100,000	(h)(i)
Subordinated, LIQ-Dexia Credit Local	0.210%	11/1/22	44,060,000	44,060,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.210%	8/1/31	100,000	100,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	23,700,000	23,700,000	(h)(i)

Total New York				240,670,000

Texas - 1.4%
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.240%	1/1/17	4,700,000	4,700,000	(h)(i)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.450%	4/1/26	30,000,000	30,000,000	(h)(i)

Total Texas				34,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $446,675,000)				446,675,000

TOTAL INVESTMENTS - 101.5% (Cost - $2,453,951,442#)				2,491,651,137
Liabilities in Excess of Other Assets - (1.5)%				(36,163,494)

TOTAL NET ASSETS - 100.0%				$2,455,487,643

(a)	Maturity date shown represents the mandatory tender date.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is purchased on a when-issued basis.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2013

Summary of Investments by Industry*

Industrial Revenue	16.1%
Transportation	12.9
Health Care	7.9
Education	7.0
Solid Waste/Resource Recovery	6.2
State General Obligation	6.1
Power	5.8
Special Tax Obligation	5.5
Local General Obligation	4.3
Other	3.6
Leasing	3.3
Water & Sewer	2.9
Housing	0.3
Pre-Refunded/Escrowed to Maturity	0.2
Short-Term Investments	17.9

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2013 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	4.8%
AA/Aa	27.3
A	32.9
BBB/Baa	12.8
BB/Ba	1.4
B	0.2
A-1/VMIG 1	17.9
NR	2.7

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to schedule of investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,044,976,137	—	$2,044,976,137
Short-term investments†	—	446,675,000	—	446,675,000

Total investments	—	$2,491,651,137	—	$2,491,651,137

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,373,012
Gross unrealized depreciation	(1,673,317)

Net unrealized appreciation	$37,699,695

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013